THE CUTLER TRUST
--------------------------------------------------------------------------------

        TABLE OF CONTENTS
        JUNE 30, 2001
        ---------------------------------------------------------------



                                         PAGE
                                         ----
Chairman's Letter to the Shareholders ....  1
Investment Advisor's Report ..............  2
Comparison of Change in Value of $10,000
        Investment .......................  4                   Cutler Core Fund
Cutler Core Fund Portfolio ...............  5
Cutler Value Fund Portfolio .............. 10                  Cutler Value Fund
Statements of Assets and Liabilities ..... 14
Statements of Operations ................. 15
Statements of Changes in Net Assets ...... 16
Finacial Highlights (Per Share Data) ..... 17
Notes to Financial Statements ............ 19
Supplementary Information Auditors ....... 22
Report of Independent Auditors ........... 23
Trustees of the Cutler Trust ............. 24

               Distributor
         Forum Fund Services, LLC

          CUTLER & COMPANY, LLC
          INVESTMENT MANAGEMENT

     INVESTMENT ADVISER TO THE TRUST

    503 Airport Road, Medford, OR 97504                         ANNUAL REPORT
       (800) 228-8537 (541) 770-9000                            -------------
            Fax: (541) 779-0006
              info@cutler.com                                   JUNE 30, 2001


------------------------------------------------------
This report is submitted for the general information
of the shareholders of the Funds. It is not authorized
for distribution to prospective investors in the Funds
unless preceded or accompanied by an effective
propectus, which includes information regarding the
Funds' objectives and policies, management
experience, and other information.
------------------------------------------------------

                                                     ANNUAL REPORT JUNE 30, 2001
--------------------------------------------------------------------------------

CUTLER CORE FUND        Cutler & Company, LLC    Forum Shareholder Services, LLC
CUTLER VALUE FUND       503 Airport Road                     Two Portland Square
                        Medford, Oregon 97504              Portland, Maine 04101

--------------------------------------------------------------------------------


To The Cutler Trust Shareholders:

We are pleased to present our Annual Report for the fiscal year ended June 30, 2001. This has been another eventful year, featuring some moderation of exuberance at home, emergence of both muscle-flexing and impending currency conversion in the European Union, and delicate financial and political balancing in much of the rest of the world.

The spot light in all this has fallen on Alan Greenspan and our Federal Reserve Board, who somehow are expected to work immediate miracles. The dollar continues to be so strong that two of every three new dollars created by the Fed are gobbled up by oversees holders. While this dollarization of the world is flattering, it does complicate the Fed's efforts to influence our domestic economy. We believe that the Fed has done a very creditable job in responding appropriately to both the global and domestic stresses on our economy, and this should serve us well in the ongoing future.

We continue to be impressed with the performance and progress of our portfolio management team and look forward to a constructive year ahead. As always, if you have any questions, please let us help.



/s/ Ken Cutler                          /s/ Brooke Ashland
Kenneth R. Cutler                       Brooke R. Ashland
Chairman of the Board                   Chief Executive Officer
The Cutler Trust                        Cutler & Company, LLC


                                       1
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THE CUTLER TRUST


INVESTMENT ADVISER'S REPORT JUNE 30, 2001
--------------------------------------------------------------------------------


OUTLOOK
It seems that the combined effects of interest rate cuts and tax rebates will result in the avoidance of a recession. The consumer appears to believe this and other market participants likewise appear to be signaling a similar sentiment. The Federal Reserve's most recent cut of 0.25%, while less than the 0.50% many hoped for, was accompanied by language that indicates it remains watchful for further signs of economic weakness.

We believe that the corporate profit cycle will continue to be challenged for another quarter or two. Industry analysts cite an "earnings recession"; adapting to corporate earnings the classic definition of an economic recession of two consecutive quarters of contraction. However several factors support the potential for both profit and economic recovery as the second half progresses. First, the number of negative earnings pre-announcements is lower than this point in the first quarter. Second, the effects of this year's interest rate cuts are likely to become apparent in both the industrial and consumer portions of the economy. Third, the consumer-driven economy has the potential to be further strengthened as tax refunds are spent. Fourth, there are likely to be beneficial effects from renewed inventory discipline and the working off of excess inventory. Lastly, energy prices have eased versus a year ago. We believe that these effects will begin to show themselves in improved profitability and increased business capital spending, which may pull the business cycle from its trough.


VALUE FUND
The total return for the Cutler Value Fund was 9.0% for the year ended June 30, 2001 compared to -14.8% for the S&P 500 Index, the Fund's style benchmark, and 3.8% for the comparable Lipper Large Cap Value average.

The past year's performance was driven by strong stock picks in the Financial Services, Energy, and Consumer Discretionary sectors. Stocks worthy of mention in these areas included, Sungard Data Systems (up 93%), M&T Bank (up 70%), Ace Limited (up 42%), Tosco (up 57%), and Mattel (up 45%). During the year we were also helped by pushing into Integrated Oils and Basic Materials companies while avoiding Health Care.

Although we were pleased with our Fund's performance during a difficult year, we had our share of ideas that did not go our way. Most notably, we recognized the need at the start of the fiscal year to move into Financial Services but did not do so aggressively enough, therefore losing opportunity. In addition, we began to add to selective Technology names a bit too early during the past few months. Admittedly we avoided a great deal of pain in this sector but we could have stayed on the sidelines a bit longer.

Going forward our major investment themes include a positive economic and/or fundamental investment environment for energy related companies, capital market sensitive financials, and selective areas of technology. We also intend to avoid defensive areas which have held up well over the past year but in our view offer little upside potential and poor downside protection in an economy we believe will improve over the next 12 to 18 months.


CORE FUND
The total return for the Cutler Core Fund was -14.4% for the year ending June 30, 2001 compared to -14.8% for the S&P 500 Index, the Fund's style benchmark, and -15.9% for the comparable Lipper Large Cap Core average.


                                       2
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THE CUTLER TRUST


INVESTMENT ADVISER'S REPORT JUNE 30, 2001 (concluded)
--------------------------------------------------------------------------------


The market's weak return was driven primarily by the technology sector, which was off more than 50% for the year. The Core Fund was essentially equal weighted in the sector relative to the S&P 500 Index.

The Cutler Core Fund's relative performance was driven primarily by two sectors. First, in the Consumer Discretionary sector, the Fund's stocks rose 16.7% while the stocks in the S&P 500 Index returned -5.5%. Strong stocks in that sector were Mattel Inc, up 45%, and Costco Wholesale Corp, up over 24%.

The second key sector was Financial Services, which returned over 22% for the year. The stocks held by the Fund in this sector returned over 30%; however, the Fund had a lower weighting in the sector than the S&P 500 Index. Strong stocks in that sector included Sungard Data Systems, up over 93%, and M&T Bank Corp, up over 70%.

Going forward we see an eventual recovery in the economy and are positioning the Fund with that expectation. Most notably we have moved to an overweight in the Technology and Energy sectors while underweighting the more defensive areas like Consumer Staples. Barring unforeseen circumstances, this strategy will be an ongoing theme throughout the coming year as we look to add to selective economically sensitive areas on short-term weakness and move out of defensive areas when valuations appear full.






PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. PLEASE SEE THE NEXT PAGE FOR ADDITIONAL FUND PERFORMANCE INFORMATION. THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2001, AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

LIPPER, INC. AN INDEPENDENT MUTUAL FUND RATING SERVICE, CALCULATES PERFORMANCE BY TAKING AN ARITHMETIC AVERAGE OF THE RETURNS OF THE FUNDS IN EACH CLASSIFICATION. THE STANDARD AND POOR'S 500 INDEX (S&P 500) IS A GROUP OF UNMANAGED SECURITIES WIDELY REGARDED TO BE REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. YOU CANNOT INVEST DIRECTLY IN ANY INDEX.


                                       3
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THE CUTLER TRUST


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2001
--------------------------------------------------------------------------------
These charts reflect a comparison of changes in value of a hypothetical $10,000 investment in the Cutler Core Fund and Cutler Value Fund since inception, including reinvestment of all dividends and distributions, and the performance of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The performance of the S&P 500 Index does not reflect expenses, which have been deducted from each Fund's return. Individuals cannot invest in an index.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for each Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.


                                  Cutler Core Fund                                                  Cutler Value Fund
                                  vs. S&P 500 Index                                                 vs. S&P 500 Index


                           Average Annual Total Return                                        Average Annual Total Return

                                            SINCE                                                             SINCE
                                          INCEPTION     VALUE                                               INCEPTION     VALUE
                  ONE YEAR   FIVE YEAR   ON 12/30/92   6/30/01                      ONE YEAR   FIVE YEAR   ON 12/30/92   6/30/01
                  --------   ---------   -----------   -------                      --------   ---------   -----------   -------
Cutler Core Fund  (14.44%)    12.43%        11.87%     $25,949   Cutler Value Fund    8.97%      13.86%       13.33%     $28,956
S&P 500 Index     (14.82%)    14.47%        15.09%     $33,018   S&P 500 Index      (14.82%)     14.47%       15.09%     $33,018

[EDGAR Representation of Graph Chart:

CORE FUND                                                        VALUE FUND
       DATE             Cutler Core Fund      S&P 500 Index         DATE         Cutler Value Fund     S&P 500 Index
     12/30/92                10,000               10,000          12/30/92            10,000              10,000
     01/31/93                 9,770               10,033          01/31/93             9,770              10,033
     02/28/93                 9,920               10,170          02/28/93             9,950              10,170
     03/31/93                10,110               10,385          03/31/93            10,100              10,385
     04/30/93                 9,869               10,134          04/30/93             9,989              10,134
     05/31/93                 9,979               10,404          05/31/93            10,150              10,404
     06/30/93                10,045               10,434          06/30/93            10,165              10,434
     07/31/93                10,135               10,392          07/31/93            10,055              10,392
     08/31/93                10,549               10,786          08/31/93            10,478              10,786
     09/30/93                10,585               10,701          09/30/93            10,352              10,701
     10/31/93                10,838               10,922          10/31/93            10,544              10,922
     11/30/93                10,534               10,818          11/30/93            10,392              10,818
     12/31/93                10,509               10,949          12/31/93            10,499              10,949
     01/31/94                10,733               11,321          01/31/94            10,661              11,321
     02/28/94                10,315               11,014          02/28/94            10,356              11,014
     03/31/94                 9,896               10,535          03/31/94             9,995              10,535
     04/30/94                 9,999               10,670          04/30/94            10,108              10,670
     05/31/94                10,164               10,844          05/31/94            10,271              10,844
     06/30/94                 9,907               10,579          06/30/94            10,056              10,579
     07/31/94                10,114               10,926          07/31/94            10,313              10,926
     08/31/94                10,487               11,373          08/31/94            10,797              11,373
     09/30/94                10,259               11,095          09/30/94            10,540              11,095
     10/31/94                10,395               11,344          10/31/94            10,674              11,344
     11/30/94                10,071               10,931          11/30/94            10,364              10,931
     12/31/94                10,205               11,093          12/31/94            10,584              11,093
     01/31/95                10,744               11,381          01/31/95            10,906              11,381
     02/28/95                11,019               11,824          02/28/95            11,291              11,824
     03/31/95                11,146               12,172          03/31/95            11,510              12,172
     04/30/95                11,390               12,530          04/30/95            11,740              12,530
     05/31/95                11,837               13,030          05/31/95            12,148              13,030
     06/30/95                11,752               13,333          06/30/95            12,302              13,333
     07/31/95                11,892               13,774          07/31/95            12,533              13,774
     08/31/95                11,967               13,809          08/31/95            12,596              13,809
     09/30/95                12,653               14,391          09/30/95            13,150              14,391
     10/31/95                12,599               14,340          10/31/95            13,087              14,340
     11/30/95                13,151               14,969          11/30/95            13,773              14,969
     12/31/95                13,718               15,257          12/31/95            14,097              15,257
     01/31/96                13,960               15,776          01/31/96            14,511              15,776
     02/29/96                13,938               15,923          02/29/96            14,574              15,923
     03/31/96                14,136               16,076          03/31/96            14,662              16,076
     04/30/96                14,103               16,313          04/30/96            14,768              16,313
     05/31/96                14,336               16,733          05/31/96            15,055              16,733
     06/30/96                14,447               16,796          06/30/96            15,132              16,796
     07/31/96                14,046               16,055          07/31/96            14,481              16,055
     08/31/96                14,180               16,394          08/31/96            14,727              16,394
     09/30/96                15,016               17,316          09/30/96            15,551              17,316
     10/31/96                15,824               17,793          10/31/96            15,883              17,793
     11/30/96                16,745               19,137          11/30/96            16,869              19,137
     12/31/96                16,226               18,758          12/31/96            16,478              18,758
     01/31/97                17,234               19,929          01/31/97            17,254              19,929
     02/28/97                17,739               20,086          02/28/97            17,653              20,086
     03/31/97                17,147               19,262          03/31/97            17,074              19,262
     04/30/97                18,061               20,411          04/30/97            17,982              20,411
     05/31/97                18,900               21,653          05/31/97            18,879              21,653
     06/30/97                19,888               22,622          06/30/97            19,851              22,622
     07/31/97                20,829               24,422          07/31/97            21,162              24,422
     08/31/97                19,603               23,055          08/31/97            19,786              23,055
     09/30/97                20,730               24,316          09/30/97            20,837              24,316
     10/31/97                20,096               23,505          10/31/97            20,381              23,505
     11/30/97                21,028               24,592          11/30/97            21,401              24,592
     12/31/97                21,637               25,014          12/31/97            21,957              25,014
     01/31/98                21,774               25,291          01/31/98            22,051              25,291
     02/28/98                22,745               27,114          02/28/98            23,333              27,114
     03/31/98                23,766               28,501          03/31/98            24,634              28,501
     04/30/98                23,546               28,788          04/30/98            24,563              28,788
     05/31/98                23,245               28,294          05/31/98            24,033              28,294
     06/30/98                24,182               29,442          06/30/98            24,794              29,442
     07/31/98                24,265               29,129          07/31/98            24,369              29,129
     08/31/98                21,489               24,922          08/31/98            21,397              24,922
     09/30/98                22,305               26,519          09/30/98            22,444              26,519
     10/31/98                23,835               28,674          10/31/98            24,063              28,674
     11/30/98                24,648               30,411          11/30/98            25,149              30,411
     12/31/98                26,284               32,163          12/31/98            25,901              32,163
     01/31/99                26,621               33,507          01/31/99            25,717              33,507
     02/28/99                26,142               32,466          02/28/99            25,578              32,466
     03/31/99                26,493               33,765          03/31/99            26,060              33,765
     04/30/99                26,777               35,072          04/30/99            28,607              35,072
     05/31/99                25,996               34,245          05/31/99            28,129              34,245
     06/30/99                27,925               36,144          06/30/99            29,282              36,144
     07/31/99                27,143               35,017          07/31/99            28,586              35,017
     08/31/99                26,539               34,844          08/31/99            27,766              34,844
     09/30/99                26,318               33,889          09/30/99            26,547              33,889
     10/31/99                27,778               36,033          10/31/99            27,788              36,033
     11/30/99                28,793               36,766          11/30/99            27,214              36,766
     12/31/99                30,277               38,930          12/31/99            26,752              38,930
     01/31/00                28,707               36,974          01/31/00            25,509              36,974
     02/29/00                28,498               36,275          02/29/00            23,671              36,275
     03/31/00                30,843               39,821          03/31/00            27,029              39,821
     04/30/00                30,351               38,624          04/30/00            26,541              38,624
     05/31/00                30,275               37,831          05/31/00            27,978              37,831
     06/30/00                30,329               38,763          06/30/00            26,572              38,763
     07/31/00                28,774               38,158          07/31/00            26,599              38,158
     08/31/00                30,234               40,527          08/31/00            27,686              40,527
     09/30/00                28,407               38,388          09/30/00            27,131              38,388
     10/31/00                28,445               38,225          10/31/00            28,056              38,225
     11/30/00                26,774               35,213          11/30/00            27,485              35,213
     12/31/00                27,843               35,386          12/31/00            29,069              35,386
     01/31/01                29,459               36,641          01/31/01            29,929              36,641
     02/28/01                26,767               33,302          02/28/01            28,792              33,302
     03/31/01                25,672               31,193          03/31/01            27,964              31,193
     04/30/01                27,445               33,616          04/30/01            29,496              33,616
     05/31/01                27,239               33,841          05/31/01            30,026              33,841
     06/30/01                25,949               33,018          06/30/01            28,956              33,018


                                       4
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THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES  SECURITY DESCRIPTION                                       VALUE
           COMMON STOCK - 97.9%
           BANKS - 12.6%
    9,300  Bank of New York Co., Inc.                               $   446,400
   35,050  Citigroup, Inc.                                            1,852,042
   15,200  FleetBoston Financial Corp.                                  599,641
   24,450  J.P. Morgan Chase & Co.                                    1,090,470
    4,800  M & T Bank Corp.                                             362,400
   11,750  Mellon Financial Corp.                                       540,500
   49,092  U.S. Bancorp                                               1,118,806
   21,100  Wells Fargo & Co.                                            979,673
                                                                    -----------
                                                                      6,989,932
                                                                    -----------

           BUSINESS SERVICES - 4.4%
   18,050  Microsoft Corp. +                                          1,310,430
   10,500  Peregrine Systems, Inc. +                                    304,500
   27,300  Sun Microsystems, Inc. +                                     429,156
   13,100  Sungard Data Systems, Inc. +                                 393,131
                                                                    -----------
                                                                      2,437,217
                                                                    -----------

           CHEMICALS - 1.9%
   10,000  E.I. du Pont de Nemours & Co.                                482,400
   16,600  Rohm & Haas Co.                                              546,140
                                                                    -----------
                                                                      1,028,540
                                                                    -----------

           COMMUNICATION EQUIPMENT - 2.9%
   97,000  Motorola, Inc.                                             1,606,320
                                                                    -----------

           DRUGS & PHARMECEUTICALS - 9.8%
   34,750  Bristol-Myers Squibb Co.                                   1,817,425
      100  Eli Lilly & Co.                                                7,400
   27,850  IMS Health, Inc.                                             793,725
   23,250  Merck & Co., Inc.                                          1,485,907
   33,050  Pfizer, Inc.                                               1,323,653
                                                                    -----------
                                                                      5,428,110
                                                                    -----------


See Notes to Financial Statements.
                                       5
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THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES  SECURITY DESCRIPTION                                       VALUE
           ELECTRIC MACHINERY - 3.8%
   22,900  General Electric Co.                                     $ 1,116,376
   32,100  Texas Instruments, Inc.                                    1,011,150
                                                                    -----------
                                                                      2,127,526

           ELECTRIC, GAS & UTILITY COMPANIES - 2.4%
   15,700  CMS Energy Corp.                                             437,245
   14,200  Exelon Corp.                                                 910,504
      200  Xcel Energy, Inc.                                              5,690
                                                                    -----------
                                                                      1,353,439

           ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT - 7.9%
    5,650  Applied Materials, Inc. +                                    277,415
    8,850  CIENA Corp. +                                                336,300
   14,150  Cooper Industries, Inc.                                      560,199
    8,200  Intel Corp.                                                  239,850
   31,650  JDS Uniphase Corp. +                                         403,538
   71,400  National Semiconductor Corp. +                             2,079,167
   23,650  Vitesse Semiconductor Corp. +                                497,596
                                                                    -----------
                                                                      4,394,065

           FABRICATED METAL PRODUCTS - 1.8%
   15,550  Illinois Tool Works, Inc.                                    984,315

           FOOD & SOFT DRINKS - 1.7%
   32,750  ConAgra, Inc.                                                648,778
    6,000  General Mills, Inc.                                          262,680
      100  H.J. Heinz Co.                                                 4,089
      100  Sara Lee Corp.                                                 1,894
                                                                    -----------
                                                                        917,441
                                                                    -----------

           FOREST PRODUCTS - 1.9%
   29,200  International Paper Co.                                    1,042,439
                                                                    -----------


See Notes to Financial Statements.

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THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES  SECURITY DESCRIPTION                                       VALUE

           GAMES & TOYS - 1.2%
   34,600  Mattel, Inc.                                             $   654,632
                                                                    -----------

           GENERAL MERCHANDISE STORES - 1.6%
   18,050  Wal-Mart Stores, Inc.                                        880,840
                                                                    -----------


           GROCERY STORES - 0.9%
   20,100  Kroger Co. +                                                 502,500
                                                                    -----------

           INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.0%
   37,250  Cisco Systems, Inc. +                                        677,950
   22,300  Dell Computer Corp. +                                        578,685
   16,500  Dover Corp.                                                  621,225
   11,900  EMC Corp. +                                                  345,695
      100  Hewlett-Packard Co.                                            2,860
   16,000  IBM Corp.                                                  1,808,000
   43,000  Symbol Technologies, Inc.                                    954,600
                                                                    -----------
                                                                      4,989,015
                                                                    -----------

           INSTRUMENTS & RELATED PRODUCTS - 1.1%
   17,275  Honeywell International, Inc.                                604,452
                                                                    -----------

           MEDICAL PRODUCTS - 2.0%
   17,800  Johnson & Johnson                                            890,000
    5,100  Medtronic, Inc.                                              234,651
                                                                    -----------
                                                                      1,124,651
                                                                    -----------

           MISCELLANEOUS RETAIL - 3.8%
   13,650  Costco Wholesale Corp. +                                     560,742
   14,950  CVS Corp.                                                    577,070
   60,650  Staples, Inc. +                                              969,794
                                                                    -----------
                                                                      2,107,606
                                                                    -----------

           MOTION PICTURES - 1.0%
   31,600  AT&T Corp-Liberty Media Corp +                               552,684
                                                                    -----------


See Notes to Financial Statements.
                                       7

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES  SECURITY DESCRIPTION                                       VALUE

           OIL & GAS EXTRACTION - 1.6%
   21,400  Burlington Resources, Inc.                               $   854,930

           PETROLEUM PRODUCTS - 8.5%
   43,700  Conoco, Inc. Class B                                       1,262,930
   15,030  Exxon Mobil Corp.                                          1,312,872
      100  Texaco, Inc.                                                   6,660
   32,850  Tosco Corp.                                                1,447,042
   18,850  Unocal Corp.                                                 643,728
                                                                    -----------
                                                                      4,673,232
                                                                    -----------

           PRIMARY METAL INDUSTRIES - 1.7%
   23,300  Alcoa, Inc.                                                  918,020
                                                                    -----------

           PRINTING & PUBLISHING - 1.4%
   13,400  Knight-Ridder, Inc.                                          794,620
                                                                    -----------

           PROPERTY & CASUALTY INSURANCE - 1.6%
   21,850  Ace, Ltd.                                                    854,117
      100  American International Group, Inc.                             8,600
                                                                    -----------
                                                                        862,717
                                                                    -----------

           SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.9%
   15,950  Morgan Stanley Dean Witter & Co.                           1,024,468
                                                                    -----------

           STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.0%
   34,300  Corning, Inc.                                                573,153
                                                                    -----------

           TRANSPORTATION - 1.4%
   13,800  Union Pacific Corp.                                          757,758
                                                                    -----------

           TRANSPORTATION EQUIPMENT - 0.0%
      100  United Technologies Corp.                                      7,326
                                                                    -----------


See Notes to Financial Statements.
                                       8

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND


SCHEDULE OF INVESTMENTS (concluded)
JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES  SECURITY DESCRIPTION                                      VALUE

           VOICE & DATA TRANSMISSION - 7.1%
   20,820  AT&T Wireless Group +                                        340,407
      150  BellSouth Corp.                                                6,041
   12,350  SBC Communications, Inc.                                     494,741
   26,350  Verizon Communications, Inc.                               1,409,725
    2,754  WorldCom, Inc. - MCI Group                                    44,339
  110,000  WorldCom, Inc. +                                           1,645,600
                                                                    -----------
                                                                      3,940,853
                                                                    -----------

           Total Common Stock (Cost $56,134,216)                     54,132,801
                                                                    -----------

           SHORT-TERM HOLDINGS - 2.6%

1,437,567  Daily Assets Cash Fund (Cost $1,437,567)                   1,437,567
                                                                    -----------



TOTAL INVESTMENTS IN SECURITIES
(Cost $57,571,783) - 100.5%                                         $55,570,368
Other Assets and Liabilities, Net - (0.5)%                            (290,042)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $55,280,326
                                                                    ===========


--------------------------------
+ Non-income producing security.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS
JUNE 30, 2001
--------------------------------------------------------------------------------

  SHARES  SECURITY DESCRIPTION                                        VALUE
          COMMON STOCK -98.6%
          BANKS - 20.9%
   7,400  Bank of New York Co., Inc.                                $   355,200
  24,050  Citigroup, Inc.                                             1,270,802
  12,050  FleetBoston Financial Corp.                                   475,373
  19,550  J.P. Morgan Chase & Co.                                       871,930
   3,850  M & T Bank Corp.                                              290,674
   9,300  Mellon Financial Corp.                                        427,800
  39,350  U.S. Bancorp                                                  896,787
  16,950  Wells Fargo & Co.                                             786,989
                                                                    -----------
                                                                      5,375,555
                                                                    -----------

          CHEMICALS - 3.2%
   8,000  E.I. du Pont de Nemours & Co.                                 385,920
  13,250  Rohm & Haas Co.                                               435,925
                                                                    -----------
                                                                        821,845
                                                                    -----------

          COMMUNICATION EQUIPMENT - 2.0%
  31,000  Motorola, Inc.                                                513,360
                                                                    -----------

          DRUGS & PHARMECEUTICALS - 4.2%
  11,650  Bristol-Myers Squibb Co.                                      609,295
   7,500  Merck & Co., Inc.                                             479,325
                                                                    -----------
                                                                      1,088,620
                                                                    -----------

          ELECTRIC, GAS & UTILITY COMPANIES - 4.2%
  12,500  CMS Energy Corp.                                              348,125
  11,350  Exelon Corp.                                                  727,761
                                                                    -----------
                                                                      1,075,886
                                                                    -----------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2001
--------------------------------------------------------------------------------

  SHARES  SECURITY DESCRIPTION                                      VALUE

          ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT - 3.8%
  11,300  Cooper Industries, Inc.                                       447,367
  18,800  National Semiconductor Corp. +                                547,456
                                                                    -----------
                                                                        994,823
                                                                    -----------

          FABRICATED METAL PRODUCTS - 1.0%
   4,300  Illinois Tool Works, Inc.                                     272,190
                                                                    -----------

          FOOD & SOFT DRINKS - 2.8%
  26,250  ConAgra, Inc.                                                 520,013
   4,750  General Mills, Inc.                                           207,957
                                                                    -----------
                                                                        727,970
                                                                    -----------

          FOREST PRODUCTS - 2.1%
  10,100  Weyerhaeuser Co.                                              555,197
                                                                    -----------

          GAMES & TOYS - 2.0%
  27,700  Mattel, Inc.                                                  524,084
                                                                    -----------

          GROCERY STORES - 1.6%
  16,050  Kroger Co. +                                                  401,250
                                                                    -----------

          INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.2%
  13,250  Dover Corp.                                                   498,863
   7,450  IBM Corp.                                                     841,850
                                                                    -----------
                                                                      1,340,713
                                                                    -----------

          INSTRUMENTS & RELATED PRODUCTS - 1.2%
   8,950  Honeywell International, Inc.                                 313,161
                                                                    -----------

          MEDICAL PRODUCTS - 2.8%
  14,200  Johnson & Johnson                                             710,000
                                                                    -----------

          MISCELLANEOUS RETAIL - 1.0%
  16,600  Staples, Inc. +                                               265,434
                                                                    -----------


See Notes to Financial Statements.
                                       11

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2001
--------------------------------------------------------------------------------

  SHARES  SECURITY DESCRIPTION                                        VALUE

          PETROLEUM PRODUCTS - 15.6%
   5,450  BP Amoco plc ADR                                          $   271,683
  35,051  Conoco, Inc.  Class B                                       1,012,974
  12,050  Exxon Mobil Corp.                                           1,052,568
  26,300  Tosco Corp.                                                 1,158,514
  15,200  Unocal Corp.                                                  519,080
                                                                    -----------
                                                                      4,014,819
                                                                    -----------

          PRIMARY METAL INDUSTRIES - 2.9%
  18,700  Alcoa, Inc.                                                   736,780
                                                                    -----------

          PRINTING & PUBLISHING - 2.5%
  10,750  Knight-Ridder, Inc.                                           637,475
                                                                    -----------

          PROPERTY & CASUALTY INSURANCE - 2.7%
  17,500  Ace, Ltd.                                                     684,075
                                                                    -----------

          SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.2%
  12,700  Morgan Stanley Dean Witter & Co.                              815,721
                                                                    -----------

          STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.0%
  14,700  Corning, Inc.                                                 245,637
                                                                    -----------

          TRANSPORTATION - 2.4%
  11,050  Union Pacific Corp.                                           606,756
                                                                    -----------

          VOICE & DATA TRANSMISSION - 10.3%
  16,702  AT&T Wireless Group +                                         273,078
   9,850  SBC Communications, Inc.                                      394,591
  21,100  Verizon Communications, Inc.                                1,128,849


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS (concluded)
JUNE 30, 2001
--------------------------------------------------------------------------------

  SHARES  SECURITY DESCRIPTION                                        VALUE

   2,224  WorldCom, Inc. - MCI Group                                     35,806
  55,600  WorldCom, Inc. +                                              831,776
                                                                    -----------
                                                                      2,664,100
                                                                    -----------

          Total Common Stock (Cost $23,717,673)                      25,385,451
                                                                    -----------

          SHORT-TERM HOLDINGS - 1.5%

 386,776  Daily Assets Cash Fund (Cost $386,776)                        386,776

          TOTAL INVESTMENTS IN SECURITIES
          (Cost $24,104,449) - 100.1%                               $25,772,227
          Other Assets and Liabilities, Net - (0.1)%                    (28,703)
                                                                    -----------
          TOTAL NET ASSETS - 100.0%                                 $25,743,524
                                                                    ===========

--------------------------------
+ Non-income producing security.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST



STATEMENTS OF ASSETS & LIABILITIES
JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                               CUTLER                     CUTLER
                                                                                CORE                      VALUE
                                                                                FUND                       FUND
                                                                        ---------------------     -----------------------

ASSETS
   Total investments, at value
   (Cost $57,571,783 and $24,104,449, respectively) (Note 2)                     $55,570,368                 $25,772,227
   Interest, dividends and other receivables                                          48,719                      28,425
   Receivable for Fund shares sold                                                    25,798                           -

                                                                        ---------------------     -----------------------
Total Assets                                                                     $55,644,885                 $25,800,652
                                                                        ---------------------     -----------------------

LIABILITIES
   Dividends payable                                                                   1,570                       3,875
   Payable for securities purchased                                                  149,458                           -
   Payable for Fund shares redeemed                                                  129,926                      12,917
   Payable to administrator (Note 3)                                                   4,622                       2,145
   Payable to investment adviser (Note 3)                                             34,662                       2,156
   Payable to other related parties (Note 3)                                           3,000                       3,000
   Accrued expenses and other liabilities                                             41,321                      33,035
                                                                        ---------------------     -----------------------

Total Liabilities                                                                    364,559                      57,128
                                                                        ---------------------     -----------------------

NET ASSETS                                                                       $55,280,326                 $25,743,524
                                                                        =====================     =======================

COMPONENTS OF NET ASSETS
   Paid-in capital                                                               $57,684,016                 $24,633,994
   Distributions in excess of net investment income                                   (4,256)                     (1,746)
   Net unrealized appreciation (depreciation) on investments                      (2,001,415)                  1,667,778
   Accumulated net realized loss on investments                                     (398,019)                   (556,502)
                                                                        ---------------------     -----------------------
NET ASSETS                                                                       $55,280,326                 $25,743,524
                                                                        =====================     =======================

Shares of Beneficial Interest, No Par Value                                        5,477,851                   2,480,802

NET ASSET VALUE, offering price and redemption price per share                        $10.09                      $10.38


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                                      CUTLER                       CUTLER
                                                                                       CORE                        VALUE
                                                                                       FUND                         FUND
                                                                              ------------------------     -----------------------

INVESTMENT INCOME
   Dividend income                                                                          $ 813,633                   $ 509,696
   Interest income                                                                            176,691                      47,201
                                                                              ------------------------     -----------------------
Total Investment Income                                                                       990,324                     556,897
                                                                              ------------------------     -----------------------

EXPENSES
   Investment advisory (Note 3)                                                               465,333                     208,238
   Administration (Note 3)                                                                     62,044                      27,765
   Transfer agent (Note 3)                                                                     17,721                      15,553
   Shareholder services (Note 3)                                                               30,901                      33,616
   Custodian (Note 3)                                                                          15,157                       9,104
   Accounting (Note 3)                                                                         41,000                      41,000
   Legal                                                                                       18,572                       8,157
   Audit                                                                                       19,682                      17,626
   Directors fees                                                                              15,924                       7,038
   Reporting                                                                                   10,784                       4,958
   Compliance                                                                                  15,925                      13,351
   Miscellaneous                                                                               30,743                      14,905
                                                                              ------------------------     -----------------------

Total Expenses                                                                                743,786                     401,311
   Fees waived (Note 4)                                                                             -                     (54,255)
                                                                              ------------------------     -----------------------
Net Expenses                                                                                  743,786                     347,056
                                                                              ------------------------     -----------------------

NET INVESTMENT INCOME                                                                         246,538                     209,841
                                                                              ------------------------     -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss from investments                                                        (352,525)                   (402,321)
   Net change in unrealized appreciation (depreciation) of investments                     (9,816,635)                  2,675,523
                                                                              ------------------------     -----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS                                                                             (10,169,160)                  2,273,202
                                                                              ------------------------     -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                                         ($9,922,622)                 $2,483,043
                                                                              ========================     =======================


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     CUTLER CORE                           CUTLER VALUE
                                                                         FUND                                  FUND
                                                         ------------------------------------- -------------------------------------
                                                               Year                Year               Year                Year
                                                               Ended              Ended               Ended              Ended
                                                           June 30, 2001      June 30, 2000       June 30, 2001      June 30, 2000
                                                         ------------------  ----------------- --------------------  ---------------

OPERATIONS
 Net investment income                                           $ 246,538          $ 369,707            $ 209,841        $ 323,467
 Net realized gain (loss) from investments                        (352,525)        15,785,136             (402,321)       1,297,860
 Net change in unrealized appreciation (depreciation)
   of investments                                               (9,816,635)       (11,162,815)           2,675,523       (5,897,976)
                                                         ------------------  ----------------- --------------------  ---------------
 Net increase (decrease) in net assets resulting
   from operations                                              (9,922,622)         4,992,028            2,483,043       (4,276,649)
                                                         ------------------  ----------------- --------------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                            (250,876)          (369,872)            (211,763)        (322,242)
 Net realized capital gain from investments                    (15,708,259)        (4,398,786)            (513,197)     (14,068,788)
                                                         ------------------  ----------------- --------------------  ---------------
 Total distributions to shareholders                           (15,959,135)        (4,768,658)            (724,960)     (14,391,030)
                                                         ------------------  ----------------- --------------------  ---------------

CAPITAL SHARE TRANSACTIONS
 Sale of shares                                                  3,863,703          9,494,525            1,347,266        5,099,582
 Reinvestment of distributions                                  15,831,161          4,712,363              684,282       13,390,836
 Redemption of shares                                           (8,628,067)       (18,834,071)          (5,661,201)     (12,332,611)
                                                         ------------------  ----------------- --------------------  ---------------
 Net increase (decrease) from capital share transactions        11,066,797         (4,627,183)          (3,629,653)       6,157,807
                                                         ------------------  ----------------- --------------------  ---------------

 Net decrease in net assets                                    (14,814,960)        (4,403,813)          (1,871,570)     (12,509,872)
                                                         ------------------  ----------------- --------------------  ---------------

NET ASSETS
 Beginning of Period                                            70,095,286         74,499,099           27,615,094       40,124,966
                                                         ------------------  ----------------- --------------------  ---------------
 End of Period (A)                                            $ 55,280,326       $ 70,095,286         $ 25,743,524     $ 27,615,094
                                                         ==================  ================= ====================  ===============

(A) Accumulated undistributed (distributions in                   $ (4,256)              $ 82             $ (1,746)           $ 176
    excess of) net investment income                     ==================  ================= ====================  ===============


SHARE ACTIVITY
 Sale of shares                                                    299,135            609,586              130,518          430,728
 Reinvestment of distributions                                   1,478,659            302,034               67,992        1,372,504
 Redemption of shares                                             (682,972)        (1,272,244)            (540,304)      (1,100,106)
                                                         ------------------  ----------------- --------------------  ---------------
 Net increase (decrease) in shares                               1,094,822           (360,624)            (341,794)         703,126
                                                         ==================  ================= ====================  ===============


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                             CUTLER CORE FUND
                                                  --------------------------------------------------------------------
                                                                             Year Ended June 30,
                                                  --------------------------------------------------------------------
                                                         2001          2000          1999          1998          1997

Net Asset Value, Beginning of Period                   $15.99       $ 15.71       $ 17.60       $ 16.06       $ 12.95
                                                  ------------   -----------  ------------ ------------- -------------
Investment Operations
  Net investment income                                  0.05          0.08          0.12          0.19          0.24
  Net realized and unrealized gain (loss)
    on investments                                      (2.16)         1.24          2.06          3.05          4.30
                                                  ------------   -----------  ------------ ------------- -------------
Total from Investment Operations                        (2.11)         1.32          2.18          3.24          4.54
                                                  ------------   -----------  ------------ ------------- -------------
Distributions From
  Net investment income                                 (0.05)        (0.08)        (0.12)        (0.19)        (0.24)
  Net realized gain on investments                      (3.74)        (0.96)        (3.95)        (1.51)        (1.19)
                                                  ------------   -----------  ------------ ------------- -------------
Total Distributions                                     (3.79)        (1.04)        (4.07)        (1.70)        (1.43)
                                                  ------------   -----------  ------------ ------------- -------------

Net Asset Value, End of Period                         $10.09        $15.99        $15.71        $17.60        $16.06
                                                  ============   ===========  ============ ============= =============
Total Return                                          (14.44%)        8.61%        15.48%        21.60%        37.65%

Ratios/Supplementary Data
Net assets at the end of year (in thousands)         $ 55,280      $ 70,095      $ 74,499      $ 77,482      $ 62,523
Ratios to Average Net Assets
  Expenses                                              1.20%         1.11%         1.07%         1.10%         1.17%
  Net investment income                                 0.40%         0.51%         0.76%         1.14%         1.67%

Portfolio Turnover Rate                                   93%           79%           59%          119%           23%


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST



FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------
Selected per share data and
ratios for a share outstanding
throughout each period.

                                                  ------------------------------------------------------------
                                                                       CUTLER VALUE FUND
                                                  ------------------------------------------------------------
                                                                       Year Ended June 30,
                                                  ------------------------------------------------------------
                                                     2001          2000        1999         1998          1997

Net Asset Value, Beginning of Period              $ 9.78        $18.93      $21.02       $18.33        $14.18
                                                  -------       -------     -------      -------       -------
Investment Operations
  Net investment income                             0.08          0.12        0.14         0.13          0.18
  Net realized and unrealized gain (loss) on
    investments                                     0.79         (1.97)       2.73         4.19          4.20
                                                  -------       -------     -------      -------       -------
Total from Investment Operations                    0.87         (1.85)       2.87         4.32          4.38
                                                  -------       -------     -------      -------       -------
Distributions From
  Net investment income                            (0.08)        (0.12)      (0.14)       (0.13)        (0.18)
  In excess of net investment income                                 -           - (a)        -             -
  Net realized gain on investments                 (0.19)        (7.18)      (4.82)       (1.50)        (0.05)
                                                  -------       -------     -------      -------       -------
Total Distributions                                (0.27)        (7.30)      (4.96)       (1.63)        (0.23)
                                                  -------       -------     -------      -------       -------
Net Asset Value, End of Period                    $10.38         $9.78      $18.93       $21.02        $18.33
                                                  =======       =======     =======      =======       =======

Total Return                                        8.97%        (9.25%)     18.10%       24.90%        31.18%

Ratios/Supplementary Data
Net assets at the end of year (in thousands)      $25,744       $27,615     $40,125      $41,085       $35,277
Ratios to Average Net Assets
  Expenses including reimbursement/waiver of fees   1.25%         1.25%       1.20%        1.24%         1.25%
  Expenses excluding reimbursement/waiver of fees   1.45%         1.28%       1.20%        1.24%         1.25%
  Net investment income                             0.56%         1.01%       0.80%        0.65%         1.15%
Portfolio Turnover Rate                               60%           66%        110%          50%            4%




---------------------------------------
(a) Per share data was less than $0.01.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST



NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
NOTE 1.  ORGANIZATION

     The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios: Cutler Core Fund and Cutler Value Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds commenced operations on December 30, 1992.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

     The following summarizes the significant accounting policies of the Funds:

     SECURITY VALUATION - The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees. Investments in other open end investment companies are valued at net asset value.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold is recorded on the basis of identified cost.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     FEDERAL TAXES - The Funds intend to qualify each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
THE CUTLER TRUST



NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
     EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Fund based on net assets.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES
     The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from each Fund at an annual rate of 0.75% of each Fund's average daily net assets.

     Forum  Administrative   Services,   LLC  ("FAdS")  serves  as  each  Fund's
     administrator for which it receives compensation at an annual rate of 0.10% of each Fund's average daily net assets.

     Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $12,000 per year, per Fund, plus certain other fees and expenses.

     Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for each Fund, for which it receives a fee of $36,000 per year, per Fund, subject to adjustments for the number and type of portfolio transactions.

     Forum Fund Services, LLC, a registered broker-dealer and an affiliate of FAdS, acts as the distributor for each Fund for which it receives no compensation.

     Forum Trust, LLC ("Forum Trust"), an affiliate of FAdS, serves as each Fund's custodian and may employ subcustodians to provide custody of a Fund's assets. For its services, Forum Trust is entitled to receive compensation at an annual rate of 0.01% of each Fund's average daily net assets (this fee decreases if the Fund assets exceed $1 billion), plus certain other fees and expenses.

NOTE 4.  WAIVER OF FEES

     The Adviser voluntarily waived fees of $54,255 for the Cutler Value Fund for the year ended June 30, 2001.

NOTE 5.  SECURITIES TRANSACTIONS

     The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the year ended June 30, 2001, were as follows:
                                  COST OF PURCHASES      PROCEEDS FROM SALES
                                  -----------------      -------------------
     Cutler Core Fund ...........    $55,095,717             $59,305,595
     Cutler Value Fund ..........     16,204,020              20,291,269


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THE CUTLER TRUST



NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
     For federal income tax cost purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 2001, were as follows:
                                                                       NET
                                       UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
                          ----------  ------------  ------------  -------------
     Cutler Core Fund ... $58,046,337  $5,245,772   $(7,721,741)   $(2,475,969)
     Cutler Value Fund ..  24,220,603   3,095,998    (1,544,375)     1,551,624

     Cutler Value Fund has a capital loss carryover of $406,598 as of June 30, 2001 which will expire in June 2009 and that is available to offset future capital gains. Cutler Value Fund has a current year deferred post-October capital loss of $33,750. This loss will be realized for tax purposes on the first day of the following tax year.


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THE CUTLER TRUST



SUPPLEMENTARY INFORMATION (unaudited)
--------------------------------------------------------------------------------
FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

Income Dividends - All the income and any short-term capital gain dividends paid by each Fund were ordinary income for federal income tax purposes. The percentage of income dividends that were eligible for the corporate dividends received deduction in Cutler Core Fund and Cutler Value Fund was 100.00%.

Capital Gain Dividends - The Cutler Core Fund and the Cutler Value Fund declared long term capital gain dividends of $15,155,924 and $513,197, respectively, for the fiscal year ended June 30, 2001.


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THE CUTLER TRUST



REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------




Board of Trustees and Shareholders,
The Cutler Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Cutler Trust (the "Trust"), consisting of the Cutler Core Fund and the Cutler Value Fund, as of June 30, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the two years ended June 30, 2001 and 2000, and the financial highlights for each of the five years ended June 30, 2001. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of June 30, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the periods then ended in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 3, 2001


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THE CUTLER TRUST



TRUSTEES OF THE CUTLER TRUST
JUNE 30, 2001
--------------------------------------------------------------------------------

[PICTURE]      KENNETH R. CUTLER
               Chairman  of the  The  Cutler  Trust  and  member  of  Investment
               Committee of Cutler & Compnay,  LLC,  Investment  Adviser to both
               Funds

[PICTURE]      JOHN Y. KEFFER
               Sole  shareholder  and director of Forum  Financial  Group,  LLC, which owns Forum Administrative  Services, LLC, Forum Shareholder
               Services,   LLC,  Forum  Accounting  Services,  LLC,  Forum  Fund
               Services, LLC and Forum Trust, LLC.

[PICTURE]      BROOKE R. ASHLAND
               Chief  Executive  Officer,  Cutler  &  Company,  LLC,  Investment
               Adviser to both Funds.

[PICTURE]      DR. HATTEN S. YODER, JR.

               Chairman Emeritus, Geophysical Laboratory, Carnegie Institute of Washington, and consultant to the Los Alamos National Laboratory. A member of the National Academy of Sciences, and many national and international scientific bodies.

[PICTURE]      ROBERT B. WATTS, JR.
               Attorney in private  practice.  Formerly a senior level  officer, counsel and corporate  secretary with over 25 years of corporate, divisional  and  board  level  experience  with two  Fortune  100 companies.


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